Cash Generated from Operations - Summary of Significant Transactions not Affecting Cash Flows (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from (used in) operating activities [abstract]
Reclassification of the current portion of borrowings	₩ 1,004,818	₩ 1,303,543	₩ 1,229,359
Reclassification of construction-in-progress to property and equipment	3,167,965	2,916,888	3,011,519
Reclassification of accounts payable from property and equipment	(7,055)	(149,512)	22,052
Reclassification of accounts payable from intangible assets	(197,389)	524,040	(345,675)
Reclassification of payable from defined benefit liabilities	(32,417)	69,415	72,346
Reclassification of payable from plan assets	28,532	₩ (60,320)	₩ 66,046
Disposal of treasury stock related to acquisition of financial assets	747,161
Acquisition of financial assets related to disposal of a subsidiary	₩ 250,000